FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of aging of trade and other receivables	At December 31, the aging of trade and other receivables was as follows:

Past Due	2018	2017
31-60 days past due	2	6
Greater than 61 days	—	—
	2	6

Disclosure of how entity manages liquidity risk
Liquidity risk is the risk the Company will not be able to meet its financial obligations as they come due. The following are the contractual maturities of financial liabilities, including estimated interest payments.

			Outstanding balances due by period
December 31, 2018	Carrying Amount	Expected Cash Flows	Less Than 1 Year	1 - 3 Years	3 - 5 Years	More Than 5 Years
($ millions)
Trade payables and accrued liabilities	803	803	803	—	—	—
Taxes payable	82	82	67	3	4	8
Loans and borrowings	7,537	10,794	724	2,334	1,183	6,553
Dividends payable	97	97	97	—	—	—
Derivative financial liabilities	6	6	6	—	—	—
Finance leases	23	23	9	11	3	—

Disclosure of financial instruments by type of interest rate
At the reporting date, the interest rate profile of the Company's interest-bearing financial instruments was:

As at December 31
($ millions)	2018	2017
Carrying Amounts of Financial Liability
Fixed rate instruments	6,232	5,685
Variable rate instruments (1)	1,305	1,778
	7,537	7,463

(1)	At December 31, 2018, the Company held no positions in financial derivative contracts to fix interest rates (December 31, 2017: $100 million

Disclosure of cash flow sensitivity analysis for variable rate instruments
A change of 100 basis points in interest rates at the reporting date would have (increased) decreased earnings by the amounts shown below. This analysis assumes that all other variables remain constant.

As at December 31
($ millions)	2018	2017
	± 100 bp	± 100 bp
Variable rate instruments	±13	±18
Interest rate swap	±0	±1
Earnings sensitivity (net)	±13	±17

Disclosure of fair value and carrying amounts of financial assets
The fair values of financial assets and liabilities, together with the carrying amounts shown in the Consolidated Statements of Financial Position, are as follows:

	2018				2017
As at December 31	Carrying value	Fair Value(3)			Carrying value	Fair Value(3)
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments	54	—	54	—	4	—	4	—
Advances to related parties	58	—	—	58	—	—	—	—
	112	—	54	58	4	—	4	—
Financial assets carried at amortized cost
Cash and cash equivalents	157	157	—	—	321	321	—	—
Trade receivables and other	604	604	—	—	529	529	—	—
Advances to related parties	77	—	77	—	42	—	42	—
Other assets	9	—	9	—	13	—	13	—
	847	761	86	—	905	850	55	—
Financial liabilities carried at fair value
Derivative financial instruments(1)	6	—	6	—	79	—	79	—
Financial liabilities carried at amortized cost
Trade payables and accrued liabilities	803	803	—	—	677	677	—	—
Taxes payable(1)	82	82	—	—	25	25	—	—
Dividends payable	97	97	—	—	91	91	—	—
Loans and borrowings(1)	7,537	—	7,588	—	7,463	—	7,686	—
Convertible debentures(2)	—	—	—	—	93	145	—	—
	8,519	982	7,588	—	8,349	938	7,686	—

(1)	Carrying value of current and non-current balances.

(2)	Carrying value excludes conversion feature of convertible debentures.

(3)	The basis for determining fair value is disclosed in Note 5.
The following table is a summary of the net derivative financial instruments, which is consistent with the gross balances:

	2018					2017
As at December 31 ($ millions)	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total
Commodity, power, storage and rail financial instruments	44	—	(2)	—	42	4	—	(31)	—	(27)
Interest rate	—	—	—	—	—	—	—	(2)	—	(2)
Foreign exchange	10	—	(4)	—	6	—	—	—	—	—
Conversion feature of convertible debentures (Note 14)	—	—	—	—	—	—	—	(46)	—	(46)
Net derivative financial instruments	54	—	(6)	—	48	4	—	(79)	—	(75)

Disclosure of fair value and carrying amounts of financial liabilities
The fair values of financial assets and liabilities, together with the carrying amounts shown in the Consolidated Statements of Financial Position, are as follows:

	2018				2017
As at December 31	Carrying value	Fair Value(3)			Carrying value	Fair Value(3)
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments	54	—	54	—	4	—	4	—
Advances to related parties	58	—	—	58	—	—	—	—
	112	—	54	58	4	—	4	—
Financial assets carried at amortized cost
Cash and cash equivalents	157	157	—	—	321	321	—	—
Trade receivables and other	604	604	—	—	529	529	—	—
Advances to related parties	77	—	77	—	42	—	42	—
Other assets	9	—	9	—	13	—	13	—
	847	761	86	—	905	850	55	—
Financial liabilities carried at fair value
Derivative financial instruments(1)	6	—	6	—	79	—	79	—
Financial liabilities carried at amortized cost
Trade payables and accrued liabilities	803	803	—	—	677	677	—	—
Taxes payable(1)	82	82	—	—	25	25	—	—
Dividends payable	97	97	—	—	91	91	—	—
Loans and borrowings(1)	7,537	—	7,588	—	7,463	—	7,686	—
Convertible debentures(2)	—	—	—	—	93	145	—	—
	8,519	982	7,588	—	8,349	938	7,686	—

(1)	Carrying value of current and non-current balances.

(2)	Carrying value excludes conversion feature of convertible debentures.

(3)	The basis for determining fair value is disclosed in Note 5.
The following table is a summary of the net derivative financial instruments, which is consistent with the gross balances:

	2018					2017
As at December 31 ($ millions)	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total
Commodity, power, storage and rail financial instruments	44	—	(2)	—	42	4	—	(31)	—	(27)
Interest rate	—	—	—	—	—	—	—	(2)	—	(2)
Foreign exchange	10	—	(4)	—	6	—	—	—	—	—
Conversion feature of convertible debentures (Note 14)	—	—	—	—	—	—	—	(46)	—	(46)
Net derivative financial instruments	54	—	(6)	—	48	4	—	(79)	—	(75)

Disclosure of discount rates used to determine fair value of liabilities
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus and adequate credit spread, and were as follows:

As at December 31
(percent)	2018	2017
Derivatives	2.2 - 2.3	1.4 - 1.8
Loans and borrowings	2.6 - 5.6	2.0 - 4.7

Disclosure of type of risk sensitivity analysis

As at December 31, 2018
($ millions)		+ Change	- Change
Frac spread related
Natural gas	(AECO +/- $0.25 per GJ)	2	(2)
NGL (includes propane, butane and condensate)	(Belvieu/Conway +/- U.S. $0.10 per gal)	(9)	9
Foreign exchange (US$ vs. C$)	(FX rate +/- $0.10)	13	(13)
Product margin
Crude oil	(WTI +/- $2.50 per bbl)	(3)	3
NGL (includes propane, butane and condensate)	(Belvieu/Conway +/- U.S. $0.10 per gal)	N/A	N/A
Corporate(1)
Interest rates	(Rate +/- 50 basis points)	—	—

(1)	As at December 31, 2018, there were no outstanding financial derivative contracts related to power and interest rates.